Securities - Additional Information (Detail) $ in Thousands	Dec. 31, 2015 USD ($) Investmentsecurities	Mar. 19, 2015 USD ($)	Dec. 31, 2014 USD ($)
Investments, Debt and Equity Securities [Abstract]
Held to maturity securities, fair value	$ 0	$ 69,700	$ 75,469
Held to maturity securities, carrying value			$ 25,600
Available for sale securities, carrying value	$ 22,100
Number of investment securities held-to-maturity | Investmentsecurities	24